Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$
Current payables:
Payables to related parties	440,348	160,676	*

Non-current payables:
Payables to related parties	61,466	58,518	*